Employees' Stock Option Plans (ESOP) - Summary of Fair Value estimated on Date of Grant (Details) - Black-Scholes-Merton Model	12 Months Ended
	Mar. 31, 2018 USD ($) yr	Mar. 31, 2018 INR (₨) yr	Mar. 31, 2017 USD ($) yr	Mar. 31, 2017 INR (₨) yr	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Restricted Stock Units (RSU) Grant Date 1-Nov-16 | ₹
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨		₨ 1,144
Exercise price | ₨		₨ 5.00
Expected dividends	2.78%	2.78%
Weighted average fair value as on grant date | ₨					₨ 1,066
Restricted Stock Units (RSU) Grant Date 1-Nov-16 | ₹ | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	20.00%	20.00%
Expected life of the option (years)	1	1
Risk-free interest rate	6.00%	6.00%
Restricted Stock Units (RSU) Grant Date 1-Nov-16 | ₹ | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	25.00%	25.00%
Expected life of the option (years)	4	4
Risk-free interest rate	7.00%	7.00%
Restricted Stock Units (RSU) Grant Date 1-Nov-16 | U.S. Dollars
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $	$ 16.61
Exercise price | $	$ 0.08
Expected dividends	2.74%	2.74%
Weighted average fair value as on grant date | $	$ 15.47
Restricted Stock Units (RSU) Grant Date 1-Nov-16 | U.S. Dollars | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	21.00%	21.00%
Expected life of the option (years)	1	1
Risk-free interest rate	1.00%	1.00%
Restricted Stock Units (RSU) Grant Date 1-Nov-16 | U.S. Dollars | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	26.00%	26.00%
Expected life of the option (years)	4	4
Risk-free interest rate	2.00%	2.00%
Employee Stock Option Plan Grant Date 1-Nov-2016 | ₹
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨		₨ 923
Exercise price | ₨		₨ 919
Expected dividends	2.78%	2.78%
Weighted average fair value as on grant date | ₨					₨ 254
Employee Stock Option Plan Grant Date 1-Nov-2016 | ₹ | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	25.00%	25.00%
Expected life of the option (years)	3	3
Risk-free interest rate	6.00%	6.00%
Employee Stock Option Plan Grant Date 1-Nov-2016 | ₹ | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	28.00%	28.00%
Expected life of the option (years)	7	7
Risk-free interest rate	7.00%	7.00%
Employee Stock Option Plan Grant Date 1-Nov-2016 | U.S. Dollars
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $	$ 14.65
Exercise price | $	$ 14.67
Expected dividends	2.74%	2.74%
Weighted average fair value as on grant date | $	$ 2.93
Employee Stock Option Plan Grant Date 1-Nov-2016 | U.S. Dollars | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	25.00%	25.00%
Expected life of the option (years)	3	3
Risk-free interest rate	1.00%	1.00%
Employee Stock Option Plan Grant Date 1-Nov-2016 | U.S. Dollars | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	31.00%	31.00%
Expected life of the option (years)	7	7
Risk-free interest rate	2.00%	2.00%
Restricted Stock Units (RSUs) | ₹
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨				₨ 1,067
Exercise price | ₨				₨ 5.00
Expected dividends			2.37%	2.37%
Weighted average fair value as on grant date | ₨						₨ 1,002
Restricted Stock Units (RSUs) | ₹ | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			24.00%	24.00%
Expected life of the option (years)			1	1
Risk-free interest rate			6.00%	6.00%
Restricted Stock Units (RSUs) | ₹ | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			29.00%	29.00%
Expected life of the option (years)			4	4
Risk-free interest rate			7.00%	7.00%
Restricted Stock Units (RSUs) | U.S. Dollars
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $			$ 15.77
Exercise price | $			$ 0.07
Expected dividends			2.29%	2.29%
Weighted average fair value as on grant date | $			$ 14.84
Restricted Stock Units (RSUs) | U.S. Dollars | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			26.00%	26.00%
Expected life of the option (years)			1	1
Risk-free interest rate			1.00%	1.00%
Restricted Stock Units (RSUs) | U.S. Dollars | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			29.00%	29.00%
Expected life of the option (years)			4	4
Risk-free interest rate			2.00%	2.00%
Employee Stock Option Plan | ₹
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨				₨ 989
Exercise price | ₨				₨ 998
Expected dividends			2.37%	2.37%
Weighted average fair value as on grant date | ₨						₨ 285
Employee Stock Option Plan | ₹ | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			27.00%	27.00%
Expected life of the option (years)			3	3
Risk-free interest rate			6.00%	6.00%
Employee Stock Option Plan | ₹ | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			29.00%	29.00%
Expected life of the option (years)			7	7
Risk-free interest rate			7.00%	7.00%
Employee Stock Option Plan | U.S. Dollars
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $			$ 15.26
Exercise price | $			$ 15.26
Expected dividends			2.29%	2.29%
Weighted average fair value as on grant date | $			$ 3.46
Employee Stock Option Plan | U.S. Dollars | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			27.00%	27.00%
Expected life of the option (years)			3	3
Risk-free interest rate			1.00%	1.00%
Employee Stock Option Plan | U.S. Dollars | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			31.00%	31.00%
Expected life of the option (years)			7	7
Risk-free interest rate			2.00%	2.00%